UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C.  20549

                                    Form 13F

                              Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: December 31, 2005

Check here if Amendment [  ]; Amendment Number:
This Amendment (Check only one.): [  ] is a restatement.
                                  [  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    Zephyr Management, L.P.
Address: 320 Park Avenue

         New York, NY  10022

13F File Number:  28-12598

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:      Roy S. Kelvin
Title:     Chief Financial Officer
Phone:     212-508-9425

Signature, Place, and Date of Signing:

     //Roy S. Kelvin     New York, NY/USA     January 30, 2008


Report Type (Check only one.):

[ X]         13F HOLDINGS REPORT.

[  ]         13F NOTICE.

[  ]         13F COMBINATION REPORT.

                              FORM 13F SUMMARY PAGE


Report Summary:

Number of Other Included Managers:         0

Form13F Information Table Entry Total:     26

Form13F Information Table Value Total:     $67,759 (thousands)


List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional managers with respect to which this report is filed, other than the manager filing this report.

NONE

                                                     FORM 13F INFORMATION TABLE
                                                             VALUE  SHARES/ SH/ PUT/ INVSTMT  OTHER            VOTING AUTHORITY
NAME OF ISSUER                 TITLE OF CLASS   CUSIP     (x$1000)  PRN AMT PRN CALL DSCRETN MANAGERS         SOLE   SHARED     NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
ALASKA COMMUNICATIONS SYS GR   COM              01167P101      132    13000     None Sole                    13000        0        0
BANCO ITAU HLDG FINANCIERA S   SP ADR 500 PFD   059602201    11506   479000     None Sole                   479000        0        0
BUCKEYE PARTNERS L P           UNIT LTD PARTN   118230101      241     5700     None Sole                     5700        0        0
CEMEX S A                      SPON ADR 5 ORD   151290889     2398    40426     None Sole                    40426        0        0
COINMACH SVC CORP              UNIT 99/99/9999  19259W107      179    11500     None Sole                    11500        0        0
COMPANHIA ENERGETICA DE MINA   SP ADR N-V PFD   204409601     7343   199200     None Sole                   199200        0        0
COMPANHIA SIDERURGICA NACION   SPONSORED ADR    20440W105     5549   259300     None Sole                   259300        0        0
ENERGY TRANSFER PRTNRS L P     UNIT LTD PARTN   29273R109      223     6500     None Sole                     6500        0        0
ENERPLUS RES FD                UNIT TR G NEW    29274D604      307     6400     None Sole                     6400        0        0
ENTERPRISE PRODS PARTNERS L    COM              293792107      252    10500     None Sole                    10500        0        0
FOMENTO ECONOMICO MEXICANO S   SPON ADR UNITS   344419106     1951    26900     None Sole                    26900        0        0
FORDING CDN COAL TR            TR UNIT          345425102      221     6400     None Sole                     6400        0        0
GERDAU S A                     SPONSORED ADR    373737105     8367   501600     None Sole                   501600        0        0
GRUPO TELEVISA SA DE CV        SP ADR REP ORD   40049J206    10900   135400     None Sole                   135400        0        0
ICICI BK LTD                   ADR              45104G104     4752   165000     None Sole                   165000        0        0
KINDER MORGAN ENERGY PARTNER   UT LTD PARTNER   494550106      206     4300     None Sole                     4300        0        0
MAGELLAN MIDSTREAM PRTNRS LP   COM UNIT RP LP   559080106      226     7000     None Sole                     7000        0        0
PETROFUND ENERGY TRUST         TR UNIT          71648W108      273    15500     None Sole                    15500        0        0
PLAINS ALL AMERN PIPELINE L    UNIT LTD PARTN   726503105      257     6500     None Sole                     6500        0        0
PRECISION DRILLING TR          TR UNIT          740215108      274     8300     None Sole                     8300        0        0
SUNOCO LOGISTICS PRTNRS L P    COM UNITS        86764L108      268     6900     None Sole                     6900        0        0
SYNAGRO TECHNOLOGIES INC       COM NEW          871562203      118    27800     None Sole                    27800        0        0
TELECOM ARGENTINA S A          SPON ADR REP B   879273209     2874   223000     None Sole                   223000        0        0
TELECOMUNICACOES DE SAO PAUL   SPON ADR PFD     87929A102      579    28350     None Sole                    28350        0        0
TELEFONOS DE MEXICO S A        SPON ADR ORD L   879403780     1264    51200     None Sole                    51200        0        0
TENARIS S A                    SPONSORED ADR    88031M109     7099    62000     None Sole                    62000        0        0